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                                                                                                                   SCUDDER
                                                                                                               INVESTMENTS



Supplement to the currently effective prospectus of each of the listed funds:

 Scudder 21st Century Growth Fund             Scudder Global Fund                         Scudder Pathway Series: Conservative
 Scudder Aggressive Growth Fund               Scudder Gold and Precious Metals Fund         Portfolio
 Scudder Blue Chip Fund                       Scudder Greater Europe Growth Fund          Scudder Pathway Series: Growth Portfolio
 Scudder Capital Growth Fund                  Scudder Growth and Income Fund              Scudder Pathway Series: Moderate
 Scudder-Dreman Financial Services Fund       Scudder Growth Fund                           Portfolio
 Scudder-Dreman High Return Equity Fund       Scudder Health Care Fund                    Scudder RREEF Real Estate Securities Fund
 Scudder-Dreman Small Cap Value Fund          Scudder International Equity Fund           Scudder S&P 500 Stock Fund
 Scudder Dynamic Growth Fund                  Scudder International Fund                  Scudder Small Cap Growth Fund
 Scudder Emerging Markets Growth Fund         Scudder International Select Equity Fund    Scudder Small Company Stock Fund
 Scudder European Equity Fund                 Scudder Japanese Equity Fund                Scudder Small Company Value Fund
 Scudder Flag Investors Communications Fund   Scudder Large Cap Value Fund                Scudder Target 2013 Fund
 Scudder Flag Investors Equity Partners       Scudder Large Company Growth Fund           Scudder Tax Advantaged Dividend Fund
   Fund                                       Scudder Large Company Value Fund            Scudder Technology Fund
 Scudder Flag Investors Value Builder Fund    Scudder Latin America Fund                  Scudder Technology Innovation Fund
 Scudder Focus Value + Growth Fund            Scudder Micro Cap Fund                      Scudder Top 50 US Fund
 Scudder Global Biotechnology Fund            Scudder Mid Cap Fund                        Scudder Total Return Fund
 Scudder Global Discovery Fund                Scudder New Europe Fund
                                              Scudder Pacific Opportunities Fund
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The following replaces similar information in each fund's prospectus under the heading "How Much Investors Pay":

The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of purchase and 0.50% if redeemed within 12 to 18 months following purchase.


The following replaces similar information in each fund's prospectus under the heading "Choosing a Share Class":

If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within 12 months of owning them and a similar charge of 0.50% on shares you sell within 12 to 18 months of owning them ("Large Order NAV Purchase Privilege"). This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.


July 1, 2004